CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net income/(loss)	$ 16,580	$ (511,714)	$ (164,237)
Adjustments to reconcile net income/(loss) to net cash from operating activities:
Depreciation and amortization of deferred charges	52,206	87,003	81,578
Impairment loss (Note 5)	0	442,274	0
Amortization of financing costs (Note 10)	1,939	1,455	1,503
Amortization of free lubricants benefit	0	0	(15)
Compensation cost on restricted stock (Note 9(c))	7,279	8,232	8,313
Actuarial loss/(gain)	(7)	109	(84)
Loss from sale of vessels (Note 5)	1,448	0	0
Gain from loan to a related party (Note 4 (b))	(5,000)	0	0
Gain from insurance recoveries, net of other loss (Note 5)	0	(10,879)	0
Gain on shipbuilding contract termination	0	0	(278)
Loss/(gain) from equity method investments (Note 3)	(14)	5,607	56,377
(Increase) / Decrease in:
Accounts receivable, trade	1,989	966	(1,391)
Due from related parties	43	(141)	3,334
Inventories	(65)	90	391
Prepaid expenses and other assets	(1,197)	142	620
Increase / (Decrease) in:
Accounts payable, trade and other	3,119	1,382	(2,391)
Due to related parties	(89)	246	(39)
Accrued liabilities, net of accrued preferred dividends	5,131	2,512	(715)
Deferred revenue	883	2,385	(1,592)
Other non-current liabilities	(59)	162	117
Drydock costs	(4,256)	(6,418)	(2,489)
Net cash provided by/(used in) Operating Activities	79,930	23,413	(20,998)
Cash Flows from Investing Activities:
Payments for vessel acquisitions, improvements and construction (Note 5)	(2,573)	(125,781)	(50,911)
Proceeds from vessel sales, net of expenses (Note 5)	14,578	2,032	0
Proceeds from insurance contract, net of expenses (Note 5)	0	11,362	0
Proceeds from sale of investment (Note 3(a))	0	158	0
Proceeds from shipbuilding contract termination (Notes 5)	0	0	9,413
Cash dividends from investment in a related party (Note 3(a))	0	0	96
Loan to a related party (Note 4(b))	0	(40,000)	0
Proceeds from loan to a related party (Note 4(b))	87,617	0	0
Payments for plant, property and equipment (Note 6)	(252)	(104)	(217)
Net cash provided by/(used in) Investing Activities	99,370	(152,333)	(41,619)
Cash Flows from Financing Activities:
Proceeds from long-term debt (Note 7)	100,000	57,240	39,265
Proceeds from issuance of common stock, net of expenses (Note 9(c))	0	77,311	0
Cash dividends on preferred stock	(5,769)	(5,769)	(5,769)
Payments for repurchase of common stock (Note 9(d))	(15,157)	0	0
Financing costs	(2,833)	(31)	(466)
Loan payments (Note 7)	(169,943)	(55,164)	(42,489)
Net cash provided by/(used in) Financing Activities	(93,702)	73,587	(9,459)
Net increase / (decrease) in cash, cash equivalents and restricted cash	85,598	(55,333)	(72,076)
Cash, cash equivalents and restricted cash at beginning of the year	65,809	121,142	193,218
Cash, cash equivalents and restricted cash at end of the year	151,407	65,809	121,142
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	126,825	40,227	98,142
Restricted cash	24,582	25,582	23,000
Cash, cash equivalents and restricted cash at end of the year	151,407	65,809	121,142
SUPPLEMENTAL CASH FLOW INFORMATION
Related party loan reduction in exchange for preferred shares (Note 3(a))	0	3,000	0
Interest, net of amounts capitalized	$ 25,683	$ 24,503	$ 19,265